Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 35,928,218		$ 20,952,867	$ 3,298,180
Restricted certificate of deposit	251,236		251,236	251,421
Accounts receivable, net	637,350		794,136	72,735
Inventories	5,558,996
Contract assets	483,944		893,375	61,886
Prepaid insurance	2,598,380		67,219
Other Current assets	2,495,759		210,225
Total Current Assets	47,953,883		23,169,058	3,685,722
Total Assets	58,045,623		25,167,372	5,332,612
Property and equipment, net	9,645,735		1,437,311	879,921
Operating lease right-of-use asset	368,116		513,763	719,729
Other assets	77,889		47,240	47,240
Current liabilities:
Accounts payable	2,786,544		1,402,424
Accrued liabilities	1,171,597		1,576,433
Accrued interest			703,544	28,777
Other accrued liabilities			90,000	50,149
Contract liabilities			373,791	1,807,161
Operating lease liabilities – current	399,892		353,598	425,332
Notes payable – current			10,250,000	484,836
Notes payable, related parties – current			3,000,000	3,000,000
Total Current Liabilities	4,358,033		16,582,455	6,035,261
Warrant liabilities	4,148,556
Total Liabilities	29,113,496		31,778,829	6,761,333
Operating lease liabilities – long-term	179,095		467,208	726,072
Notes payable – long-term, net of discount	20,427,812		14,708,333
Other liabilities			20,833
Stockholders’ (Deficit) Equity
Common stock, value	4,725		967
Treasury stock, at cost; 271,600 shares			(944,927)	(944,927)
Additional paid-in capital	81,716,561		33,221,505
Accumulated deficit	(52,789,159)		(39,844,531)	(24,716,902)
Total Stockholders’ Equity (Deficit)	28,932,127	$ (13,083,601)	(6,611,457)	(1,428,721)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 58,045,623		25,167,372	5,332,612
Previously Reported
Current assets:
Other Current assets			277,444	1,500
Current liabilities:
Accounts payable			1,400,514	60,073
Accrued liabilities			411,008	178,933
Stockholders’ (Deficit) Equity
Common stock, value			9,522	9,500
Additional paid-in capital			34,157,877	24,213,006
Total Stockholders’ Equity (Deficit)			(6,611,457)	(1,428,721)
CleanTech Acquisition Corp
Current assets:
Cash		172,785	518,905	25,000
Prepaid expenses		30,157	73,865
Total Current Assets		202,942	592,770	25,000
Investments held in Trust Account		174,483,243	174,230,428
Total Assets		174,686,185	174,823,198	25,000
Current liabilities:
Accounts payable		325,387	153,601
Accrued expenses		1,018,979	29,500	1,000
Accrued expenses – related party		113,333	53,333
Franchise tax payable		100,000	97,200
Promissory note – related party		400,333
Total Current Liabilities		1,958,032	333,634	1,000
Warrant liabilities		5,056,000	7,973,250
Total Liabilities		7,014,032	8,306,884	1,000
Commitments and Contingencies
Common stock subject to possible redemption		174,370,884	174,225,000
Stockholders’ (Deficit) Equity
Preferred stock, value
Common stock, value		431	431	431
Additional paid-in capital				24,569
Accumulated deficit		(6,699,162)	(7,709,117)	(1,000)
Total Stockholders’ Equity (Deficit)		(6,698,731)	(7,708,686)	24,000
Total Liabilities and Stockholders’ Equity (Deficit)		$ 174,686,185	174,823,198	25,000
Series A Preferred Stock
Stockholders’ (Deficit) Equity
Preferred stock, value			3,348	3,348
Series B Preferred Stock
Stockholders’ (Deficit) Equity
Preferred stock, value			$ 7,254	$ 7,254